SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	$ 482,106,383	$ 74,695,089	$ 65,476,989
Non-vested restricted shares
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	47,183,592	47,581,632	41,139,712
Share Options
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	57,839,459	27,113,457	24,337,277
Convertible senior notes
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	$ 377,083,332